October 22, 2026

BNY MELLON ADVANTAGE FUNDS, INC.
BNY Mellon Technology Growth Fund

BNY MELLON INVESTMENT FUNDS V, INC.
- BNY Mellon Developed Markets Real Estate Securities Fund

BNY MELLON INVESTMENT FUNDS VI
BNY Mellon Balanced Opportunity Fund

Supplement to Current Statement of Additional Information

Effective October 31, 2026, the following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Vijay Anand[1]	None	N/A	None	N/A	None	N/A
Francis Tran[1]	None	N/A	None	N/A	1	$501M
Patrick Wilson[1]	1	$328.1M	None	N/A	7	$1.5B

1 Because Messrs. Anand, Tran and Wilson became primary portfolio managers of BNYMTGF, BNYMBOF and BNYMDMRESF, respectively, as of October 31, 2026, their information is as of September 30, 2026.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Vijay Anand[1]	None	N/A	N/A
Francis Tran[1]	Other Account	1	$501M
Patrick Wilson[1]	None	N/A	N/A

1 Because Messrs. Anand, Tran and Wilson became primary portfolio managers of BNYMTGF, BNYMBOF and BNYMDMRESF, respectively, as of October 31, 2026, their information is as of September 30, 2026.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Vijay Anand[1]	BNYMTGF	None
Francis Tran[1]	BNYMBOF	None
Patrick Wilson[1]	BNYMDMRESF	None

1 Because Messrs. Anand, Tran and Wilson became primary portfolio managers of BNYMTGF, BNYMBOF and BNYMDMRESF, respectively, as of October 31, 2026, their information is as of September 30, 2026.

GRP2-SAI-STK-1026